UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
December 1, 2015 to December 31, 2015

Commission File Number of issuing entity: 333-179209-01
Central Index Key Number of issuing entity: 0001543397
Huntington Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-179209
Central Index Key Number of depositor: 0001540483
Huntington Funding, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000049205
The Huntington National Bank
(Exact name of sponsor as specified in its charter)

Kim Taylor, (614)-480-8300
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	45-6736173
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

41 South High Street, Columbus, Ohio	43287
(Address of principle executive offices of the issuing entity)	(Zip Code)
(614) 480-8300
(Telephone number, including area code

	Registered / reporting pursuant to (Check One)			Name of Exchange (If section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1			☒
Class A-2			☒
Class A-3			☒
Class A-4			☒
Class B Notes			☒
Class C Notes			☒
Class D Notes			☒
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐.

Monthly Statement to Securityholder for the Period from December 1, 2015 to December 31, 2015.

PART 1 – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Security Holder.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934, as amended, with respect to Huntington Auto Trust 2012-1 for the distribution period commencing on December 1, 2015, and ending on December 31, 2015. Huntington Funding, LLC (CIK #0001540483), as securitizer, most recently filed a Form ABS-15G on March 6, 2015, with respect to all asset-backed securities sponsored by it, including those securities issued by Huntington Auto Trust 2012-1.

Item 1A. Asset-Level Information
None.

Item 1B. Asset Representations Reviewer and Investor Communication
None.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
There have been no material change in the sponsor's, or affiliate's interest in the securities resulting from the purchase, sale or other acquisition or disposition of the securities by the sponsor, or an affiliate during the reporting period covered in this report.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.    DESCRIPTION
99.1        Monthly Statement to Security Holder for the Period from December 1, 2015 to December 31, 2015.

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Huntington Auto Trust 2012-1
(Issuing Entity)

by:	The Huntington National Bank
(Servicer, not in its individual capacity but Solely as Servicer on behalf of Issuing Entity)

/s/ Kim Taylor
Kim Taylor,
Senior Vice President, Auto Finance CFO
Date: January 29, 2016

EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION

99.1	Monthly Statement to Security Holder for the Period from December 1, 2015 to December 31, 2015.